Filed Pursuant to Rule 497(e)
1933 Act File No. 333-114371
1940 Act File No. 811-21556

Perritt Ultra MicroCap Fund (PREOX)

 July 7, 2014

Supplement to the Prospectus
dated February 28, 2014

Perritt Ultra MicroCap Fund Re-Opening to All Investors

The Perritt Ultra MicroCap Fund has been closed to new investors since March 28, 2014.  The Board of Directors of the Fund recently agreed to re-open the Fund to all investors.  The Fund will re-open to all investors effective July 8, 2014.  All references to the Fund being closed to new investors are hereby deleted from the Prospectus effective July 7, 2014.

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The date of this Supplement is July 7, 2014.

Please retain this Supplement for future reference.